Cover	Oct. 22, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-56238
Entity Registrant Name	Laffin Acquisition Corp.
Entity Central Index Key	0001832487
Entity Tax Identification Number	85-3837067
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1196 Pleasant Ridge Road
Entity Address, Address Line Two	Suite 5
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27409
City Area Code	(336)
Local Phone Number	510-7840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	LAFFIN ACQUISITION CORP.
Entity Address, Address Line Two	2255 Glades Road
Entity Address, Address Line Three	Suite 324A
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431